Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Redeemable non-controlling interests
Opening balance	¥ 1,421,680		¥ 9,000
Issuance of redeemable non-controlling interest			1,392,534
Acquisition of redeemable non-controlling interest			(9,000)
Redeemable non-controlling interest arising from business acquisition			16,784
Net income attributable to redeemable non-controlling interest	43,759	$ 6,344	12,362	¥ (254)
Impact from deconsolidation of a subsidiary due to loss of control	(27,357)
Closing balance	¥ 1,438,082	$ 208,502	¥ 1,421,680	¥ 9,000